Fair Value of Financial Assets and Liabilities - Derivative Financial Instruments (Details) - Derivative Financial Instruments, Liabilities [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	77.07%	75.54%	77.86%
Probability of a capital raise	100.00%	100.00%	100.00%
Risk-free rate			1.38%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected life (years)	3 years 29 days	3 years 3 months 29 days	5 years
Risk-free rate	0.73%	1.31%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected life (years)	1 year 7 months 13 days	2 years	1 year
Risk-free rate	0.21%	0.16%